245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 2, 2019

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Devonshire Trust (the trust): File Nos. 002-24389 and 811-01352

Fidelity Equity-Income Fund

Fidelity Flex Large Cap Value Fund

Fidelity Flex Mid Cap Value Fund

Fidelity Mid Cap Value Fund

Fidelity Mid Cap Value K6 Fund

Fidelity Series All-Sector Equity Fund

Fidelity Series Stock Selector Large Cap Value Fund

Fidelity Series Value Discovery Fund

Fidelity Stock Selector Large Cap Value Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/William C. Coffey

William C. Coffey

Secretary of the Trust